Share-Based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Jul. 31, 2020 shares	Apr. 15, 2019 shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense | ¥			¥ 36,004
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	3.00%
Share Based Compensation By Share Based Payment Arrangement Additional Number Of Shares Available For Issuance As Percentage Of Outstanding Stock Maximum	1.00%
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense			¥ 24,380	$ 3,826
Number of units vested			1,373,820	1,373,820
Restated And Amended Employee Stock Option Plan Two Thousand And Nineteen [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock shares reserved for future issuance						4,388,060
Restated And Amended Employee Stock Option Plan Two Thousand And Nineteen [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement expiration term		10 years
Second Amended and Restated Employee Stock Option Plan [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					7,388,060
Third Amended And Restated Employee Stock Option Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock shares reserved for future issuance	10,216,234
2020 Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees Directors And Consultants [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of units granted			1,494,650	1,494,650